Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	RICE ACQUISITION CORP. II
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Central Index Key	0001845437
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9